UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number   811-07989

                       Metropolitan West Funds
          (Exact name of registrant as specified in charter)

                 11766 Wilshire Boulevard, Suite 1580
                        Los Angeles, CA 90025
          (Address of principal executive offices) (Zip code)

                       Metropolitan West Funds
                 11766 Wilshire Boulevard, Suite 1580
                        Los Angeles, CA 90025
               (Name and address of agent for service)

 Registrant's telephone number, including area code:  310-966-8900

                  Date of fiscal year end:  March 31

         Date of reporting period:  July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.


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                         PROXY VOTING RECORD

              FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

     No series fund of the Metropolitan West Funds owned any voting security for which a proxy instruction for a meeting of security holders was given by the fund or solicited from the fund during the time the fund held the security.


   The following are the series funds of the Metropolitan West Funds:

                 Metropolitan West Ultra Short Bond Fund

                 Metropolitan West Low Duration Bond Fund

                 Metropolitan West Intermediate Bond Fund

                 Metropolitan West Total Return Bond Fund

                  Metropolitan West High Yield Bond Fund

                 Metropolitan West Strategic Income Fund

                 Metropolitan West AlphaTrak(SM) 500 Fund


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                             SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Metropolitan West Funds


By (Signature and Title)*  /s/ Scott B. Dubchansky

                           Scott B. Dubchansky, Chairman and President
                           (Principal Executive Officer)

Date         July 13, 2006


*Print the name and title of each signing officer under his or her signature.